UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Compliance Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     August 03, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $250,493 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106     2234    77300 SH       SOLE                    77300        0        0
APACHE CORP                    COM              037411105     3365    49300 SH       SOLE                    49300        0        0
AAMES INVT CORP MD             COM              00253G108     1393   279200 SH       SOLE                   279200        0        0
AMERICREDIT CORP               COM              03060R101    15658   560800 SH       SOLE                   560800        0        0
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     7957   630500 SH       SOLE                   630500        0        0
CAREER EDUCATION CORP          COM              141665109     6794   227300 SH       SOLE                   227300        0        0
CNX GAS CORP                   COM              12618H309     3675   122500 SH       SOLE                   122500        0        0
CAPITALSOURCE INC              COM              14055X102     3368   143551 SH       SOLE                   143551        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    12439   298000 SH       SOLE                   298000        0        0
CITIGROUP INC                  COM              172967101     6094   126300 SH       SOLE                   126300        0        0
ECC CAPITAL CORP               COM              26826M108      263   215700 SH       SOLE                   215700        0        0
EMBARQ CORP                    COM              29078E105     6148   150000 SH       SOLE                   150000        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102     6163   169000 SH       SOLE                   169000        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107     6790   234150 SH       SOLE                   234150        0        0
GRUPO AEROPORTUARIO DEL PAC    SPON ADR B       400506101     6332   198800 SH       SOLE                   198800        0        0
HEALTHSPRING INC               COM              42224N101     5445   290400 SH       SOLE                   290400        0        0
HORIZON OFFSHORE INC           COM NEW          44043J204     6407   305700 SH       SOLE                   305700        0        0
HOMEBANC CORP GA               COM              43738R109     1729   217800 SH       SOLE                   217800        0        0
HOSPIRA INC                    COM              441060100     7188   167400 SH       SOLE                   167400        0        0
ICICI BK LTD                   ADR              45104G104     4806   203200 SH       SOLE                   203200        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104     3214   125300 SH       SOLE                   125300        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104     2346   135900 SH       SOLE                   135900        0        0
MAUI LD & PINEAPPLE INC        COM              577345101     6195   163900 SH       SOLE                   163900        0        0
MEADOWBROOK INS GROUP INC      COM              58319P108     1961   235700 SH       SOLE                   235700        0        0
MORTGAGEIT HLDGS INC           COM              61915Q108     1463   121300 SH       SOLE                   121300        0        0
PENN NATL GAMING INC           COM              707569109    27639   712700 SH       SOLE                   712700        0        0
PETROHAWK ENERGY CORP          COM              716495106    14489  1149900 SH       SOLE                  1149900        0        0
Quanta Capital Holding Ltd     COM              74763S209     5846  2257203 SH       SOLE                  2257203        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    26786  1573800 SH       SOLE                  1573800        0        0
ROSETTA RESOURCES INC          COM              777779307     8340   501800 SH       SOLE                   501800        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108     3176   135600 SH       SOLE                   135600        0        0
SKYWEST INC                    COM              830879102     2735   110300 SH       SOLE                   110300        0        0
SEABRIGHT INSURANCE HLDGS IN   COM              811656107     9693   601700 SH       SOLE                   601700        0        0
TEMPLE INLAND INC              COM              879868107    10306   240400 SH       SOLE                   240400        0        0
VIACOM INC NEW                 CL B             92553P201     5410   150950 SH       SOLE                   150950        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208     3936    73800 SH       SOLE                    73800        0        0
WENDYS INTL INC                COM              950590109     2710    46500 SH       SOLE                    46500        0        0